Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash on hand	€ 135	€ 116
Bank accounts	20,185	20,206
Total	€ 20,320	€ 20,322	€ 33,610